Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings per share

26.  Earnings per share

	2022	2021	2020
Numerator:
Profit attributable to owners of the Company	4,175,708	4,330,466	4,502,823
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,106,193	2,183,106,193
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	1.9	2.0	2.1

Numerator:
Profit from continuing operations attributable to owners of the Company	4,175,708	4,330,466	4,502,823
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,106,193	2,183,106,193
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	1.9	2.0	2.1
(*)	Refer to Note 25 - Treasury shares